7. MINERAL PROPERTY INTERESTS (Tables)	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Capitalized mineral property acquisition costs

Capitalized mineral property acquisition costs are summarized as follows:

	March 31, 2014	December 31, 2013

USA
Ann Mason	$45,703,348	$47,495,218
Lordsburg	475,527	494,171
Other	272,071	282,738
Total USA	46,450,946	48,272,127

AUSTRALIA
Blue Rose JV	514,275	534,438
Total Australia	514,275	534,438

Total all locations	$46,965,221	$48,806,565

Exploration costs expensed

Expensed exploration costs are summarized as follows:

	Three Months Ended March 31, 2014	Three Months Ended March 31, 2013

Mongolia	$946,310	$529,834
US	533,028	941,031
Other	84,808	132,925

Total all locations	$1,564,146	$1,603,790